Investments accounted for using the equity method (Tables)	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Disclosure of Investments in Equity Accounted Investees	Equity in associates and joint ventures is as follows:

	Yen in millions
	March 31,
	2022	2023
Associates	3,926,267	4,169,573
Joint ventures	911,628	1,057,773

Total	4,837,895	5,227,345

Disclosure of Combined Information of Investments Accounted for Using the Equity Method
The combined information of investments accounted for using the equity method (total value of TMC’s interests) is as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023
Net income
Associates	190,998	324,480	326,931
Joint ventures	160,031	235,866	316,132

Total	351,029	560,346	643,063

Other comprehensive income, net of tax
Associates	50,143	241,264	99,737
Joint ventures	38,501	66,187	3,295

Total	88,644	307,451	103,033

Comprehensive income
Associates	241,141	565,744	426,669
Joint ventures	198,532	302,053	319,428

Total	439,673	867,798	746,096